INVESTMENT IN AFFILIATD COMPANIES, NET (Details Narrative) - USD ($) $ in Thousands								3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2020	Aug. 31, 2020	Jul. 31, 2020	Jul. 16, 2020	Jul. 12, 2020	Jun. 14, 2020	Feb. 27, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 27, 2020	Jun. 13, 2020
Ownership percentage, description												Affiliated company is a company held to the extent of 20% or more (which are not subsidiary), or company less than 20% held, which the Company can exercise significant influence over operating and financial policy of the affiliate.
Payment of cash consideration										$ 2,500
Research and development expenses								$ 166	$ 9,086	685	$ 9,655	$ 9,863	$ 756
Value of granted shares										1,699
Investment in affiliated company												745
Share in losses of affiliated company								$ (1,007)	$ (734)	$ (1,499)	$ (734)	(1,200)	(2,966)
Ordinary Shares [Member]
Stock issued during the period, shares	6,000,000									2,000,000
NLC Pharma Ltd [Member]
Ownership percentage						15.00%
Stock issued during the period, shares					2,688,172
Proceeds from gross sales						$ 20,000
Cash						1,650
Value of granted shares						$ 1,500
Bio Imagery [Member]
Ownership percentage		67.00%
Investment in affiliated company												618
Bio Imagery [Member] | Restricted Ordinary Shares [Member]
Stock issued during the period, shares		6,000,000
Care GB [Member]
Ownership percentage		33.00%
Joint Venture Agreement [Member]
Residual amount							$ 1,345
Fair value of equity consideration							2,518
Fair value of option transaction							$ 1,173
Expenses related to investment													1,345
Expenses related to option transaction													$ 1,173
Joint Venture Agreement [Member] | Amarantus Bioscience Holdings, Inc. [Member]
Ownership percentage, description			In exchange for the remaining 80.1% equity interest of Breakthrough, the Company will issue 49.9% of its ordinary shares (which including 19.9% ordinary shares that were already issued) based on the capitalization table of the Company on regular basis as of December 31, 2019				On February 27, 2019 (the “Effective Date”), following execution of the Convertible bridge loan transactions (see also Note 11), the Company signed a Definitive Joint Venture Agreement (the “Joint Venture Agreement”) and closed the Joint Venture Transaction, pursuant to which the Company issued 19.99% of its outstanding ordinary shares to Amarantus Bioscience Holdings, Inc. (“Amarantus”), a biotechnology holding company, in exchange for 19.99% of Breakthrough Diagnostics, Inc., a wholly-owned subsidiary of Amarantus (“Breakthrough”), and Amarantus assigned to Breakthrough exclusive license to develop and commercialize the LymPro Test®, an immune-based neurodiagnostic blood test for the detection of Alzheimer’s disease (the “License”). The transaction was consummated as of February 27, 2019 (the “Closing Date”) in which the Company issued to Amarantus 17,986,999 ordinary shares (the “Equity Consideration”)
Ownership percentage							19.99%						19.90%
Stock issued during the period, shares				67,599,796			17,986,999
Option transaction percentage				30.01%			30.01%
Fair value of equity consideration												6,084
Fair value of option transaction												1,623
Payment of cash consideration												450
Research and development expenses												$ 8,157
Joint Venture Agreement [Member] | Subsediary and Amarantus Bioscience Holdings, Inc. [Member]
Remaining ownership percentage							49.99%
Assignment of License Agreement [Member] | Breakthrough Diagnostics Inc [Member]
Ownership percentage							19.99%							80.01%
Remaining ownership percentage							80.01%
License Agreement [Member]
Royalty fee percentage						80.10%
Distribution Agreement [Member]
Research and development expenses						$ 1,550
CATK [Member]
Ownership percentage, description												Upon achieving milestone proof of concept that includes (i) conducting successful test within a la environment and (ii) initiation of a multicenter clinical trial (the “Performance Milestone”), the Company shall acquire during a period of one year after achieving the Performance Milestone an additional 5% of CATK from NLC for a sum of $250 to be paid for in shares of the Company based on market value of the shares at the closing price of a day prior to share issuance. The Performance Milestone has been achieved at July 12, 2020, and 2,688,172 Company’s shares were issued to NLC
Sale of stock description						In addition, if CATK sales will be in excess of $32,500 and the Company will complete an uplisting to Nasdaq within one year of signing the amendment, then the Company will fully acquire CATK in a share exchange transaction based on value of $65,000 and NLC shall transfer the IP regarding Viral Testing to the Joint Venture and NLC will have the right to appoint one member of the Company’s Board of Directors.
Investment in affiliated company												$ 2,718
Share in losses of affiliated company												105
CATK [Member] | In Process Research and Development [Member]
Investment in affiliated company												$ 127
Distribution Rights [Member]
Ownership percentage						22.00%									10.00%
Royalty fee percentage						8.00%